Net trading income	12 Months Ended
Dec. 31, 2022
Trading income (expense) [abstract]
Net trading income	Net trading income
Accounting for net trading income
In accordance with IFRS 9, trading positions are held at fair value, and the resulting gains and losses are included in net trading income, together with interest and dividends arising from long and short positions and funding costs relating to trading activities.
Income arises from both the sale and purchase of trading positions, margins which are achieved through market-making and customer business and from changes in fair value caused by movements in interest and exchange rates, equity prices and other market variables.
Gains or losses on non-trading financial instruments designated or mandatorily at fair value with changes in fair value recognised in the income statement are included in net trading income where the business model is to manage assets and liabilities on a fair value basis which includes use of derivatives or where an instrument is designated at fair value to eliminate an accounting mismatch and the related instrument's gain and losses are reported in net trading income.

	2022	2021	2020
	£m	£m	£m
Net gains on financial instruments held for trading	6,021	3,992	5,342
Net gains on financial instruments designated at fair value	508	692	700
Net gains on financial instruments mandatorily at fair value	1,520	1,110	987
Net trading income	8,049	5,794	7,029